Consolidated Statement of Comprehensive Income € in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 EUR (€)	Mar. 31, 2016 EUR (€)
Consolidated Statement of Comprehensive Income
Profit for the year	€ 1,450.2	€ 1,315.9	€ 1,559.1
Items that will never be reclassified to profit or loss:
Net actuarial gain from retirement benefit plans			0.4
Items that will never be reclassified to profit or loss			0.4
Cash-flow hedge reserve-effective portion of fair value changes to derivatives:
Effective portion of changes in fair value of cash-flow hedges	(809.5)	927.1	365.7
Net change in fair value of cash-flow hedges transferred to property, plant and equipment	108.4	109.7	(39.6)
Net change in fair value of cash-flow hedges transferred to profit or loss	119.5	(514.3)	(935.2)
Net movements in cash-flow hedge reserve	(581.6)	522.5	(609.1)
Available for sale financial asset:
Disposal of available-for-sale financial asset			(291.4)
Items that are or may be reclassified subsequently to profit or loss	(581.6)	522.5	(900.5)
Total other comprehensive (loss)/income for the year, net of income tax	(581.6)	522.5	(900.1)
Total comprehensive income for the year - all attributable to equity holders of parent	€ 868.6	€ 1,838.4	€ 659.0